SCHEDULE I - Condensed Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Prepaid expenses and other current assets, net	$ 15,740	$ 9,639	$ 4,312
Total current assets	1,479,814	294,197	245,528
Total assets	1,701,734	446,361	402,794
Liabilities, Current [Abstract]
Other liabilities	93,264	90,091	86,949
Total liabilities	551,456	421,591	353,822
Stockholders' equity (deficit):
Common stock	3,909	2,494	2,467
Accumulated deficit	(865,113)	(551,190)	(491,138)
Total agilon health, inc. stockholders' equity (deficit)	1,150,447	(284,730)
Total liabilities, contingently redeemable common stock and stockholders' equity (deficit)	1,701,734	446,361	402,794
Parent Company [Member]
Current assets:
Prepaid expenses and other current assets, net	110
Total current assets	110
Investment in wholly owned subsidiary	1,083,272	24,770	50,472
Loans receivable	67,828
Total assets	1,151,210	24,770	50,472
Liabilities, Current [Abstract]
Accounts payable and accrued expenses			1,500
Other liabilities	763
Total liabilities		309,500	1,500
Contingently redeemable common stock		309,500	281,000
Stockholders' equity (deficit):
Common stock	3,909	2,494	2,467
Additional paid-in capital	2,011,651	263,966	256,643
Accumulated deficit	(865,113)	(551,190)	(491,138)
Total agilon health, inc. stockholders' equity (deficit)	1,150,447	(284,730)	(232,028)
Total liabilities, contingently redeemable common stock and stockholders' equity (deficit)	$ 1,151,210	$ 24,770	$ 50,472